Offerings - Offering: 1	Oct. 07, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Debt
Security Class Title	Floating Rate Senior Medium-Term Notes, Series F, Due 2028
Maximum Aggregate Offering Price	$ 500,000,000.00
Amount of Registration Fee	$ 76,550.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus and relates to the non-automatic shelf registration statement on Form F-3 (File No. 333-283969) filed by the Registrant for the sale of up to US$75,000,000,000 of the Registrant's securities, which became effective on February 26, 2025 (the "Registration Statement"). The Registrant carried over US$26,720,891,990 aggregate principal amount or offering price of the Registrant's senior debt securities that were unsold as of February 26, 2025 that were previously registered by the Registrant on Form F-3 (File No. 333-262557). Pursuant to the Registration Statement, the Registrant paid a registration fee of US$6,897,155 on December 20, 2024 and US$494,387.46 on February 26, 2025. Such prior registration fee was estimated solely to calculate the registration fee in accordance with Rule 457(o), based on the proposed maximum aggregate offering price, under the Securities Act of 1933, as amended (the "Securities Act"). Prior to the offering to which this prospectus supplement relates, US$6,300,000,000 of securities have been issued under the Registration Statement.